Tax-Free Money Market Fund
A Portfolio of Money Market Obligations Trust
INVESTMENT SHARES (TICKER TFIXX)
SERVICE SHARES (TICKER TFSXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2016
Please add the following new sub-section immediately after the section “How is the Fund Organized?”
“Material Fund Event–Capital Contribution
On June 30, 2016, Tax-Free Money Market Fund (the “Fund”) received a capital support contribution of $61,233.13 (the “Contribution”) from FII Holdings, Inc. (“Federated”).
Federated directly owns 100% of the outstanding voting securities of Federated Investment Management Company (FIMCO) which is the general partner of the Fund's Adviser, Passport Research, Ltd. (“Passport”). FIMCO owns a 50.5% general partner interest in Passport. Passport is a joint venture between Federated and Edward D. Jones & Co., L.P. (“Edward Jones”). Edward Jones is the limited partner of Passport and owns a 49.5% limited partner interest.
The Contribution was made to the Fund in anticipation of a potential reorganization or liquidation of the Fund, which is pending review by the Fund's Board of Trustees (the “Board”), and prior to the anticipated transfer of FIMCO's general partnership interest in Passport to a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. The Contribution represents the amount required to fund the difference between the Fund's net assets and the net asset value of shares outstanding anticipated in the event that the Board approves a plan of reorganization of the Fund or a plan of liquidation for the Fund.
The Fund was required to disclose additional information about this event on Form N-CR and to file this form with the Securities and Exchange Commission. Any Form N-CR filing submitted by the Fund is available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov.”
July 1, 2016

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453235 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.